Leases	9 Months Ended
Jan. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
8.
LEASES

The Company has leases for lab and office space and automobiles. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2025 (remainder)	630
2026	2,504
2027	2,501
2028	2,494
2029	2,190
More than 5 years	5,863
Total minimum lease payments	16,182
Less: imputed interest	(3,254)
Total present value of minimum lease payments	12,928
Less: Current portion	(1,689)
Non-current portion	11,239

Total cash outflow for leases during the nine months ended January 31, 2025 was $1.1 million (2024 - $1.0 million).

The nature of the Company’s leases by type of right-of-use asset as of January 31, 2025 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.9 - 8.9 years	6.8 years	1	—	2	2
Automobiles	6	0.1 - 4.8 years	2.7 years	—	—	6	6

Right-of-use assets

The changes in the value of right-of-use assets during the nine months ended January 31, 2025 and the year ended April 30, 2024 are as follows:

(in thousands)	Building $	Automobile $	Total $
Cost:
Balance, April 30, 2023	9,085	167	9,252
Additions	7,826	1	7,827
Disposals	(1,634)	—	(1,634)
Foreign exchange	(133)	(3)	(136)
Balance, April 30, 2024	15,144	165	15,309
Additions	—	207	207
Disposals	—	(69)	(69)
Foreign exchange	278	4	282
Balance, January 31, 2025	15,422	307	15,729

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	1,809
Depreciation	1,723	56	1,779
Disposals	(1,606)	—	(1,606)
Foreign exchange	(37)	(1)	(38)
Balance, April 30, 2024	1,832	112	1,944
Depreciation	1,425	50	1,475
Disposals	—	(69)	(69)
Foreign exchange	34	4	38
Balance, January 31, 2025	3,291	97	3,388

Net Book Value:
April 30, 2024	13,312	53	13,365
January 31, 2025	12,131	210	12,341

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the nine months ended January 31, 2025 and 2024 are as follows:

(in thousands)	2025 $	2024 $
Leases of low value assets	10	4
Variable lease payments	415	370
	425	374